Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Quality Value Fund
Class Name	Class I
Trading Symbol	JNVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Value Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, the Fund’s performance relative to the Russell Midcap Total Return Index was aided by an overweight position in the Industrials sector; underweights in the Real Estate and Communications sectors; and specific companies in the Consumer Discretionary, Health Care, Information Technology, and Consumer Staples sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Staples and Health Care sectors; underweights in the Financial and Energy Sectors; and specific companies in the Industrials and Financials sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 48% of portfolio assets compared to 23% of the Russell Midcap Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	20.45	11.94	8.84
Russell Midcap Total Return Index	23.11	11.07	9.47

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 196,563,374
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,157,242
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$196,563,374
Number of Holdings	41
Net Advisory Fee	$1,157,242
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers
Encompass Health Corp.	4.2%
Broadridge Financial Solutions, Inc.	3.8%
Copart, Inc.	3.7%
Tractor Supply Co.	3.6%
Labcorp Holdings, Inc.	3.5%
Crown Holdings, Inc.	3.5%
Equifax, Inc.	3.4%
Lennox International, Inc.	3.4%
Genuine Parts Co.	3.1%
Kroger Co.	3.1%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Quality Value Fund
Class Name	Class J
Trading Symbol	JNVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Value Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, the Fund’s performance relative to the Russell Midcap Total Return Index was aided by an overweight position in the Industrials sector; underweights in the Real Estate and Communications sectors; and specific companies in the Consumer Discretionary, Health Care, Information Technology, and Consumer Staples sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Staples and Health Care sectors; underweights in the Financial and Energy Sectors; and specific companies in the Industrials and Financials sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 48% of portfolio assets compared to 23% of the Russell Midcap Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	20.14	11.68	8.60
Russell Midcap Total Return Index	23.11	11.07	9.47

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 196,563,374
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,157,242
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$196,563,374
Number of Holdings	41
Net Advisory Fee	$1,157,242
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers
Encompass Health Corp.	4.2%
Broadridge Financial Solutions, Inc.	3.8%
Copart, Inc.	3.7%
Tractor Supply Co.	3.6%
Labcorp Holdings, Inc.	3.5%
Crown Holdings, Inc.	3.5%
Equifax, Inc.	3.4%
Lennox International, Inc.	3.4%
Genuine Parts Co.	3.1%
Kroger Co.	3.1%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Quality Value Fund
Class Name	Class Y
Trading Symbol	JNVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Value Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, the Fund’s performance relative to the Russell Midcap Total Return Index was aided by an overweight position in the Industrials sector; underweights in the Real Estate and Communications sectors; and specific companies in the Consumer Discretionary, Health Care, Information Technology, and Consumer Staples sectors. Relative performance was hindered by the Fund’s overweight positions in the Consumer Staples and Health Care sectors; underweights in the Financial and Energy Sectors; and specific companies in the Industrials and Financials sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 48% of portfolio assets compared to 23% of the Russell Midcap Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/15/2020)
Class Y	20.46	10.30
Russell Midcap Total Return Index	23.11	8.82

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 196,563,374
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,157,242
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$196,563,374
Number of Holdings	41
Net Advisory Fee	$1,157,242
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers
Encompass Health Corp.	4.2%
Broadridge Financial Solutions, Inc.	3.8%
Copart, Inc.	3.7%
Tractor Supply Co.	3.6%
Labcorp Holdings, Inc.	3.5%
Crown Holdings, Inc.	3.5%
Equifax, Inc.	3.4%
Lennox International, Inc.	3.4%
Genuine Parts Co.	3.1%
Kroger Co.	3.1%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class I
Trading Symbol	JGQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Global Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance of the Jensen Global Quality Growth Fund to the MSCI ACWI Net Total Return Index was aided by an underweight position in the Communication Services, Real Estate, Utilities and Materials sectors. Relative performance was hindered by the Fund’s overweight position and stock selection in the Consumer Discretionary, Consumer Staples, Health Care, Information Technology and Industrials sectors as well as the Fund’s underweight in the Financials and Energy sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 51.71% of portfolio assets compared to 32.72% of the MSCI ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the global avoidance of recessions and easing concerns over inflation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/15/2020)
Class I	11.33	12.60
MSCI ACWI Net Total Return Index (USD)	23.56	15.32

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 55,610,238
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 234,128
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$55,610,238
Number of Holdings	33
Net Advisory Fee	$234,128
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Alphabet, Inc.	5.2%
Accenture PLC	4.4%
SAP SE	4.3%
Compass Group PLC	4.2%
ASML Holding NV	3.9%
Aon PLC	3.8%
PepsiCo, Inc.	3.7%
Canadian National Railway Co.	3.6%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class J
Trading Symbol	JGQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Global Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance of the Jensen Global Quality Growth Fund to the MSCI ACWI Net Total Return Index was aided by an underweight position in the Communication Services, Real Estate, Utilities and Materials sectors. Relative performance was hindered by the Fund’s overweight position and stock selection in the Consumer Discretionary, Consumer Staples, Health Care, Information Technology and Industrials sectors as well as the Fund’s underweight in the Financials and Energy sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 51.71% of portfolio assets compared to 32.72% of the MSCI ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the global avoidance of recessions and easing concerns over inflation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/15/2020)
Class J	11.09	12.35
MSCI ACWI Net Total Return Index (USD)	23.56	15.32

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 55,610,238
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 234,128
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$55,610,238
Number of Holdings	33
Net Advisory Fee	$234,128
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Alphabet, Inc.	5.2%
Accenture PLC	4.4%
SAP SE	4.3%
Compass Group PLC	4.2%
ASML Holding NV	3.9%
Aon PLC	3.8%
PepsiCo, Inc.	3.7%
Canadian National Railway Co.	3.6%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class Y
Trading Symbol	JGQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Global Quality Growth Fund for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended May 31, 2024, relative performance of the Jensen Global Quality Growth Fund to the MSCI ACWI Net Total Return Index was aided by an underweight position in the Communication Services, Real Estate, Utilities and Materials sectors. Relative performance was hindered by the Fund’s overweight position and stock selection in the Consumer Discretionary, Consumer Staples, Health Care, Information Technology and Industrials sectors as well as the Fund’s underweight in the Financials and Energy sectors.

During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 51.71% of portfolio assets compared to 32.72% of the MSCI ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the global avoidance of recessions and easing concerns over inflation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/15/2020)
Class Y	11.35	12.63
MSCI ACWI Net Total Return Index (USD)	23.56	15.32

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information. Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 55,610,238
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 234,128
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$55,610,238
Number of Holdings	33
Net Advisory Fee	$234,128
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers
Microsoft Corp.	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Alphabet, Inc.	5.2%
Accenture PLC	4.4%
SAP SE	4.3%
Compass Group PLC	4.2%
ASML Holding NV	3.9%
Aon PLC	3.8%
PepsiCo, Inc.	3.7%
Canadian National Railway Co.	3.6%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/